Variable Portfolio – Managed Risk U.S. Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 56.0%
	Shares	Value ($)
U.S. Large Cap 56.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	425,651	42,756,654
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,027,554	42,132,573
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	540,969	35,098,033
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	936,006	35,867,729
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,785,368	74,646,253
Total		230,501,242
Total Equity Funds (Cost $136,932,312)		230,501,242

Exchange-Traded Fixed Income Funds 3.1%

Investment Grade 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,685	5,738,450
Vanguard Intermediate-Term Corporate Bond ETF	84,150	6,774,917
Total		12,513,367
Total Exchange-Traded Fixed Income Funds (Cost $12,044,534)		12,513,367

Fixed Income Funds 28.5%

Investment Grade 28.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,636,501	56,609,355
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,269,090	60,747,480
Total		117,356,835
Total Fixed Income Funds (Cost $131,950,728)		117,356,835

Residential Mortgage-Backed Securities - Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	6,470,000	5,602,192
04/16/2039- 04/11/2054	3.500%	5,050,000	4,569,151
04/16/2039- 04/11/2054	4.000%	6,750,000	6,299,367
04/11/2054	4.500%	6,400,000	6,094,223
04/11/2054	5.000%	4,000,000	3,902,653
Total Residential Mortgage-Backed Securities - Agency (Cost $26,674,747)			26,467,586

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $2,528,117)	1,745,395

Money Market Funds 11.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	47,328,440	47,318,975
Total Money Market Funds (Cost $47,305,565)		47,318,975
Total Investments in Securities (Cost: $357,436,003)		435,903,400
Other Assets & Liabilities, Net		(24,096,942)
Net Assets		411,806,458
At March 31, 2024, securities and/or cash totaling $2,506,807 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	39	06/2024	USD	10,351,575	224,691	—
U.S. Long Bond	20	06/2024	USD	2,408,750	26,999	—
U.S. Treasury 2-Year Note	35	06/2024	USD	7,156,953	—	(7,899)

Variable Portfolio – Managed Risk U.S. Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	61	06/2024	USD	6,527,953	7,977	—
U.S. Treasury Ultra Bond	19	06/2024	USD	2,451,000	24,004	—
Total					283,671	(7,899)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(55)	06/2024	USD	(14,598,375)	—	(219,971)
U.S. Treasury 10-Year Note	(10)	06/2024	USD	(1,107,969)	—	(3,848)
Total					—	(223,819)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	16,813,920	32	3,800.00	06/20/2025	302,673	166,400
S&P 500 Index	Morgan Stanley	USD	32,576,970	62	3,700.00	12/19/2025	591,823	428,110
S&P 500 Index	Morgan Stanley	USD	18,390,225	35	4,100.00	12/19/2025	390,828	355,425
S&P 500 Index	Morgan Stanley	USD	16,288,485	31	4,000.00	12/19/2025	374,248	284,580
S&P 500 Index	Morgan Stanley	USD	16,813,920	32	3,900.00	12/19/2025	457,072	267,040
S&P 500 Index	Morgan Stanley	USD	16,813,920	32	3,800.00	12/19/2025	411,473	243,840
Total							2,528,117	1,745,395

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	11,000,000	8,939	—	—	8,939	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	49,715,718	7,968,866	(10,365,414)	(195)	47,318,975	—	78	644,403	47,328,440
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,824,232	—	(1,081,295)	4,013,717	42,756,654	—	713,515	—	425,651
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,735,335	1,258,992	—	(384,972)	56,609,355	—	—	—	6,636,501
Variable Portfolio – Managed Risk U.S. Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	39,879,039	—	(1,155,557)	3,409,091	42,132,573	—	345,911	—	2,027,554
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	33,332,616	—	(1,202,880)	2,968,297	35,098,033	—	280,466	—	540,969
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,340,012	323,192	(761,574)	2,966,099	35,867,729	—	90,565	—	936,006
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	59,542,081	1,441,365	—	(235,966)	60,747,480	—	—	—	6,269,090
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	69,847,826	—	(2,661,462)	7,459,889	74,646,253	—	891,402	—	1,785,368
Total	381,216,859			20,195,960	395,177,052	—	2,321,937	644,403

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Risk U.S. Fund  | First Quarter Report 2024

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